Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Share-Based Payment Arrangements [Abstract]
Summary of Number of Options and Weighted Average Exercise Price per Share
A summary of the Company’s options and the changes for the period is as follows:

	Number of options	Weighted average exercise price per share (CAD)

Options outstanding at December 31, 2021	11,239,342	7.47
Granted	6,249,148	7.19
Exercised	(1,130,218)	(5.39)
Expired	(2,250)	(15.00)
Options outstanding at December 31, 2022	16,356,022	7.50
Granted	4,101,417	6.53
Exercised	(1,147,066)	(5.99)
Expired	(2,009,933)	(6.07)
Options outstanding at December 31, 2023	17,300,440	7.54

Summary of Share Purchase Options and Exercise Price Ranges
A summary of the Company’s options as of December 31, 2023 is as follows:

Year of expiry	Number outstanding	Vested	Exercise price per share (range) (CAD)	Weighted average exercise price per share (CAD)[1]

2024	3,188,023	3,188,023	1.66 – 12.40	8.05
2025	2,812,000	2,812,000	9.43	9.43
2026	2,968,000	1,978,671	7.18	7.18
2027	4,231,000	1,410,340	7.12	7.12
2028	4,101,417	—	6.53	—
	17,300,440	9,389,034		8.14
1.Weighted average exercise price of options that are exercisable.

Summary of Share Purchase Options and Exercise Price Ranges
A summary of the Company’s options as of December 31, 2023 is as follows:

Year of expiry	Number outstanding	Vested	Exercise price per share (range) (CAD)	Weighted average exercise price per share (CAD)[1]

2024	3,188,023	3,188,023	1.66 – 12.40	8.05
2025	2,812,000	2,812,000	9.43	9.43
2026	2,968,000	1,978,671	7.18	7.18
2027	4,231,000	1,410,340	7.12	7.12
2028	4,101,417	—	6.53	—
	17,300,440	9,389,034		8.14
1.Weighted average exercise price of options that are exercisable.

Summery of Warrants
A summary of the Company’s warrants and the changes for the period is as follows:

	Number of warrants	Shares to be issued upon exercise of warrants

Warrants outstanding at December 31, 2021	-	-
Issued	2,661,012	2,661,012
Exercised	(484)	(484)
Expired	(2,418,528)	(2,418,528)
Warrants outstanding at December 31, 2022 and December 31, 2023	242,000	242,000

Summary of Information of Diluted Earnings per Share
Diluted earnings per share is calculated based on the following:

In $000s (except for shares and per share amounts)	Year Ended December 31, 2023	Year Ended December 31, 2022

Net income attributable to Sandstorm’s shareholders for the year	$41,716	$78,361

Basic weighted average number of shares	297,406,309	231,348,386
Basic earnings per share	$0.14	$0.34

Effect of dilutive securities
Stock options	644,651	1,192,958
Restricted share rights	1,940,197	1,776,836
Diluted weighted average number of common shares	299,991,157	234,318,180
Diluted earnings per share	$0.14	$0.33

Number of Stock Options and Warrants Excluded from the Computation of Diluted Earnings per Share
The following table lists the number of potentially dilutive securities excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of CAD7.10 during the year ended December 31, 2023 (December 31, 2022 — CAD8.10).

	Year Ended December 31, 2023	Year Ended December 31, 2022

Stock Options	12,896,931	4,700,144
Warrants	242,000	2,225,825

Summarized Financial Information of Subsidiary	Summarized financial information for the Company’s investment in this subsidiary, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	At December 31, 2023	At December 31, 2022

Current Assets	$2,356	$1,791
Non-current Assets	62,852	81,022
Total Assets	$65,208	$82,813
Current Liabilities	767	445
Non-current Liabilities	—	—
Total Liabilities	$767	$445
Net Assets	$64,441	$82,368

	Year Ended December 31, 2023	Year Ended December 31, 2022

Revenue	$12,022	$2,615
Depletion	(4,875)	(1,656)
Administration expenses and other	(92)	28
Income tax expense	(4,000)	(714)
Total net income and comprehensive income	$3,055	$273
Total net income and comprehensive income attributable to non-controlling interests	$993	$89